Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 35,753	$ 107,661
Inventory reserve	136,460	134,626
Allowance for doubtful accounts	27,793	17,173
Total	200,006	259,460
Valuation allowance	(15,735)	(14,248)
Total deferred tax assets	$ 184,271	$ 245,212